Accounts Receivable Securitization Program - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of ownership	100.00%	100.00%
2012 ABS Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of ownership	100.00%	100.00%
Maximum capacity	800	800
Borrowings	686	686
Accounts receivable	925	918